Note 9 - Acquisition Deposit	12 Months Ended
Dec. 31, 2012
Business Acquisition, Integration, Restructuring and Other Related Costs [Text Block]
Note 9 - Acquisition Deposit

On December 21, 2012, the Company signed a term sheet to acquire all issued and outstanding shares of Bright Swallow International Group Limited (“Bright Swallow”) from its sole shareholder for the total purchase price of $6,500,000 in cash; Bright Swallow is a British Virgin Island company engaged in export of sofas to overseas customers. The Company is scheduled to pay $3,000,000 before December 31, 2012 (paid December 21, 2012) and the remaining $3,500,000 before June 30, 2013. The deposit of $3,000,000 is refundable should the two companies not complete this proposed transaction (See Note 21).